SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

Initial Public Offering

On May 22, 2025, the Company consummated its initial public offering (“IPO”) of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, generating gross proceeds to the Company of $15 million before deducting underwriting discounts and offering expenses. The Company’s Registration Statement on Form F-1 (File No. 333-285103) for the IPO, originally filed with the U.S. Securities and Exchange Commission on February 21, 2025, as amended, was declared effective by the Commission on May 15, 2025.

Acquisition of Subsidiaries

On June 27, 2025, the Company entered into non-binding agreements to acquire 60% of the equity interest in RateDNA Inc., Aspire Homes Realty Inc., and Neekee Inc. (together, the “Target Companies”).

Aspire Homes Realty Inc., formerly known as Sala Homes & Associates Inc., was incorporated under the laws of the State of California, United States. The Company is primarily engaged in providing residential and commercial real estate brokerage services, including property sales, leasing, and advisory services to clients in the San Jose metropolitan area and surrounding regions.

RateDNA Inc. is a direct private money lender based in the San Francisco Bay Area, primarily focused on providing fast-turnaround financing solutions for 1-to-4 unit residential properties. The company specializes in customized loan structures and aims to fund transactions within one week to meet urgent capital needs.

Neekee Inc. is a property management and real estate services company based in San Jose, California. It provides a range of services to homeowners and real estate investors, including leasing support, maintenance coordination, and tenant management solutions.

Upon completion of the transactions, the Company will obtain significant control over the Target Companies, and as a result, expects to consolidate their financial results in its consolidated financial statements in accordance with U.S. GAAP.